Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Previously Paid Amount	15,310
Total Fee Amount	22,215
Total Offset Amount
Net Fee	$ 6,905